Income Tax - Income Tax (Benefit)/Expense in Consolidated Income Statement (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PRC income tax
Provision for the year	¥ 1,716	¥ 1,611	¥ 962
Under/(over)-provision in prior year	48	10	(27)
Current tax expense	1,764	1,621	935
Deferred tax (Note 29)
Origination and reversal of temporary differences	(5,132)	(650)	65
Income tax(benefit)/ expense	¥ (3,368)	¥ 971	¥ 1,000	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).